Fair Value (Fair Value on a Nonrecurring Basis) (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired financing receivable, related allowance	$ 842,000	$ 1,161,000
Decrease in valuation allowance for impaired loans	(319,000)
Letters of Credit [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Standby letter of credit	$ 1,800,000	$ 1,500,000
Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value inputs, discount rate	6.00%
Value for real estate appraisal for OREO or substance foreclosure	$ 100,000
Minimum [Member] | Market Approach Valuation Technique [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value inputs, discount rate	10.00%
Minimum [Member] | Third Party Appraisal [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value inputs, discount rate	8.00%
Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value inputs, discount rate	10.00%
Maximum [Member] | Market Approach Valuation Technique [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value inputs, discount rate	15.00%
Maximum [Member] | Third Party Appraisal [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value inputs, discount rate	10.00%